RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

Purchases from Carrier and its affiliates comprised 62%, 62% and 61% of all inventory purchases made during 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, approximately $63,000 and $85,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2016, 2015 and 2014 included approximately $56,000, $62,000 and $38,000, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted on terms equivalent to an arm’s-length basis in the ordinary course of business.

A member of our Board of Directors is the Chairman and Chief Executive Officer of Moss & Associates LLC (“Moss & Associates”), which serves as our general contractor for the remodeling of our corporate headquarters and receives customary payments for these services. Moss & Associates was paid $291 for services performed during 2016 and $109 was payable at December 31, 2016.